Current and Deferred Taxes (Details) - Schedule of Current Taxes - CLP ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Summary of current tax liabilities (assets)
Current tax (assets)	$ (93,604)	$ (36,514)
Current tax liabilities	257,336	148,680
Total tax payable (recoverable)	163,732	112,166
(Assets) liabilities current taxes detail (net)
Income tax, tax rate	256,257	147,668
Minus:
Provisional monthly payments	(89,631)	(33,021)
Credit for training expenses	(2,242)	(2,039)
Grant credits	(1,371)	(1,160)
Other	$ 719	$ 718